As filed with the Securities and Exchange Commission on August 28, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22880

Steben Alternative Investment Funds
(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.
c/o Steben & Company, Inc.
9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
 (Name and address of agent for service)

(240) 631-7600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Investments
June 30, 2015 (Unaudited)

Maturity		Coupon	Principal
Date		Rate	Amount	Value
CORPORATE BONDS: 56.83%
Finance and Insurance: 29.77%
American Express Credit Corporation (a)	06/05/2017	0.549%	1,000,000	$994,821
American International Group, Inc.	10/18/2016	5.600%	1,550,000	1,635,407
Bank of America Corporation (a)	03/22/2016	1.101%	1,500,000	1,503,322
Bank of America, National Association (a)	06/15/2016	0.566%	1,250,000	1,246,107
Capital One Bank, (USA), National Association (a)	02/13/2017	0.777%	1,500,000	1,495,139
Caterpillar Financial Services Corporation (a)	03/03/2017	0.513%	1,000,000	1,001,422
Credit Suisse AG (a)(c)	04/27/2018	0.975%	1,050,000	1,049,997
Daimler Finance North America LLC (Acquired 08/12/2014 and 12/22/2014, Cost $510,253 and $508,801, respectively) (b)	09/15/2016	2.625%	1,000,000	1,016,745
Daimler Finance North America LLC (Acquired 02/23/2015, Cost $1,000,000) (a)(b)	03/02/2018	0.704%	1,000,000	998,381
Ford Motor Credit Company LLC (a)	01/09/2018	1.223%	850,000	850,838
General Electric Capital Corporation (a)	07/12/2016	0.936%	1,000,000	1,005,415
The Goldman Sachs Group, Inc.	02/07/2016	3.625%	1,350,000	1,371,869
The Goldman Sachs Group, Inc. (a)	12/15/2017	1.086%	400,000	400,448
JPMorgan Chase & Co. (a)	02/26/2016	0.902%	750,000	751,024
KeyBank National Association (a)	11/25/2016	0.772%	450,000	450,158
Metropolitan Life Global Funding I (Acquired 04/08/2014, Cost $1,001,810) (a)(b)	04/10/2017	0.663%	1,000,000	1,003,159
Metropolitan Life Global Funding I (Acquired 12/19/2014, Cost $308,311) (b)	04/10/2017	1.300%	309,000	309,698
Morgan Stanley (a)	10/15/2015	0.769%	1,000,000	1,000,820
Morgan Stanley	01/09/2017	5.450%	1,000,000	1,059,700
MUFG Americas Holdings Corporation (a)	02/09/2018	0.849%	1,500,000	1,501,877
PNC Bank, National Association (a)	06/01/2018	0.703%	1,000,000	997,982
UBS AG (a)(c)	06/01/2017	0.843%	1,000,000	997,347
Wells Fargo Bank, National Association (a)	05/16/2016	0.486%	2,000,000	1,994,570
				24,636,246
Information: 7.47%
AT&T Inc.	08/15/2016	2.400%	1,500,000	1,520,635
NBCUniversal Enterprise, Inc. (Acquired 04/01/2014 and 04/24/2014, Cost $1,002,178 and $501,333, respectively) (a)(b)	04/15/2016	0.826%	1,500,000	1,504,302
Oracle Corporation (a)	07/07/2017	0.484%	1,400,000	1,399,710
Verizon Communications Inc. (a)	09/15/2016	1.816%	750,000	759,230
Verizon Communications Inc. (a)	06/09/2017	0.681%	1,000,000	997,600
				6,181,477
Manufacturing: 7.83%
AbbVie Inc.	05/14/2018	1.800%	2,000,000	1,994,122
Becton, Dickinson and Company (a)	06/15/2016	0.736%	375,000	375,174
Eaton Corporation	11/02/2015	0.950%	1,140,000	1,140,740
Gilead Sciences, Inc.	12/01/2016	3.050%	750,000	771,563
QUALCOMM Incorporated (a)	05/18/2018	0.546%	750,000	749,987
Rockwell Collins, Inc. (a)	12/15/2016	0.636%	1,000,000	999,624
Zimmer Biomet Holdings, Inc.	04/01/2018	2.000%	450,000	450,161
				6,481,371
Mining, Quarrying, and Oil and Gas Extraction: 0.95%
Pioneer Natural Resources Company	07/15/2016	5.875%	750,000	783,802

Pharmaceuticals: 0.60%
EMD Finance LLC (Acquired 03/16/2015, Cost $500,000) (a)(b)	03/17/2017	0.633%	500,000	499,732

Professional, Scientific, and Technical Services: 0.85%
Volkswagen Group of America Finance, LLC (Acquired 05/16/2014, Cost $500,788) (a)(b)	05/23/2017	0.652%	500,000	499,956
Volkswagen Group of America Finance, LLC (Acquired 11/12/2014, Cost $200,000) (a)(b)	11/20/2017	0.716%	200,000	200,316
				700,272
Retail Trade: 0.92%
BP Capital Markets PLC (c)	03/11/2016	3.200%	750,000	762,205

Transportation and Warehousing: 2.42%
Kansas City Southern de Mexico, S.A. de C.V. (a)(c)	10/28/2016	0.994%	500,000	497,763
Spectra Energy Partners, LP	06/15/2016	2.950%	500,000	507,022
TransCanada PipeLines Limited (c)	01/15/2016	0.750%	1,000,000	999,477
				2,004,262

Utilities: 4.05%
The Dayton Power and Light Company	09/15/2016	1.875%	500,000	502,706
Duke Energy Corporation (a)	04/03/2017	0.664%	1,500,000	1,501,302
Georgia Power Company (a)	08/15/2016	0.674%	1,000,000	998,271
Kinder Morgan, Inc.	12/01/2017	2.000%	350,000	348,938
				3,351,217
Wholesale Trade: 1.97%
Actavis Funding SCS (a)(c)	09/01/2016	1.158%	750,000	752,686
Actavis Funding SCS (a)(c)	03/12/2018	1.368%	875,000	878,664
				1,631,350
TOTAL CORPORATE BONDS (Cost $47,072,774)				47,031,934

U.S. GOVERNMENT NOTE/BOND: 1.39%
United States Treasury Note/Bond	05/15/2016	0.250%	1,150,000	1,149,641
TOTAL U.S. GOVERNMENT NOTE/BOND (Cost $1,149,638)				1,149,641

SHORT-TERM INVESTMENTS: 22.43%	Maturity	Yield /	Principal Amount/
COMMERCIAL PAPER: 15.38%	Date	Coupon Rate	Shares	Value
American Express Credit Corporation	08/03/2015	0.082%	500,000	$499,899
AXA Financial, Inc.	07/06/2015	0.032%	400,000	399,989
Bacardi U.S.A., Inc.	07/08/2015	0.094%	400,000	399,963
The Bank of Tokyo-Mitsubishi UFJ, Ltd.	09/15/2015	0.207%	500,000	499,750
Brown-Forman Corporation	07/17/2015	0.099%	500,000	499,960
Catholic Health Initiatives - Series A	08/26/2015	0.123%	530,000	529,835
CBS Corporation	07/08/2015	0.072%	500,000	499,957
Credit Suisse (USA), Inc.	07/02/2015	0.004%	400,000	399,997
Danaher Corporation	07/10/2015	0.058%	400,000	399,982
DBS Bank Ltd.	08/21/2015	0.146%	400,000	399,887
Devon Energy Corporation	07/09/2015	0.087%	400,000	399,965
Dominion Resources, Inc.	07/23/2015	0.304%	400,000	399,902
GDF Suez	07/16/2015	0.100%	500,000	499,967
ING (U.S.) Funding LLC	08/06/2015	0.109%	300,000	299,922
Intercontinental Exchange, Inc.	07/13/2015	0.082%	500,000	499,972
J.P. Morgan Securities LLC	07/22/2015	0.090%	400,000	399,958
KfW	07/24/2015	0.041%	400,000	399,957
Motiva Enterprises LLC	07/09/2015	0.130%	400,000	399,961
NextEra Energy Capital Holdings, Inc. *	07/01/2015	0.000%	400,000	400,000
Nissan Motor Acceptance Corporation	08/07/2015	0.230%	400,000	399,852
Nordea Bank AB *	07/01/2015	0.000%	400,000	400,000
Oglethorpe Power Corporation (An Electric Membership Corporation)	07/10/2015	0.023%	400,000	399,985
PACCAR Financial Corp.	07/28/2015	0.093%	500,000	499,959
QUESTAR CORP	07/17/2015	0.141%	400,000	399,973
Sempra Energy Global Enterprises	07/13/2015	0.123%	500,000	499,923
Simon Property Group, L.P.	07/27/2015	0.056%	500,000	499,946
Skandinaviska Enskilda Banken AB (c)	08/17/2015	0.110%	400,000	399,890
Southern Company Funding Corporation	07/22/2015	0.175%	500,000	499,927
Standard Chartered Bank	08/07/2015	0.097%	500,000	499,882
TOTAL COMMERCIAL PAPER (Cost $12,728,146)				12,728,160

MONEY MARKET FUND: 2.33%
Fidelity Institutional Money Market Portfolio - Class I, 0.10% (d)(e)			1,925,813	1,925,813
TOTAL MONEY MARKET FUND (Cost $1,925,813)				1,925,813

U.S. GOVERNMENT NOTES/BONDS: 4.72%
United States Treasury Note/Bond	08/31/2015	0.375%	235,000	235,110
United States Treasury Note/Bond	11/15/2015	0.375%	740,000	740,810
United States Treasury Note/Bond	01/31/2016	2.000%	1,415,000	1,430,034
United States Treasury Note/Bond	02/15/2016	0.375%	1,500,000	1,501,875
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $3,906,777)				3,907,829
TOTAL SHORT-TERM INVESTMENTS (Cost $18,560,736)				18,561,802

TOTAL INVESTMENTS (Cost $66,783,148): 80.65%				66,743,377
Other Assets in Excess of Liabilities, 19.35% (f)				16,011,509
TOTAL NET ASSETS, 100.00%				$82,754,886

(a)	Variable rate security. The rate reported is the rate in effect as of June 30, 2015.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid based on procedures approved by the Board of Trustees. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2015, the market value of these securities total $6,032,289 which represents 7.29% of total net assets.

(c)	Foreign issued security.
(d)	The rate quoted is the annualized seven-day effective yield as of June 30, 2015.
(e)	All or a portion of this security is held by the Steben Managed Futures Cayman Fund.
(f)	Includes assets pledged as collateral for swap contracts.
*	Non-income producing security.

Steben Managed Futures Strategy Fund
Consolidated Schedule of Swap Contracts
June 30, 2015 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of Steben Managed Futures Cayman Fund Ltd. ("SMFCF").
Termination Date	Reference Index	Notional	Unrealized Appreciation (Depreciation)*	Counterparty
4/1/2019	SMFCF^	$99,579,885	$(4,324,194)	Deutsche Bank AG

^ Comprised of a proprietary basket of Commodity Trading Advisor's ("CTA") Programs investing in various futures, forwards, and currency derivative contracts and other similar investments.
*Unrealized depreciation is a payable on the Fund's consolidated statement of assets and liabilities.

Steben Managed Futures Strategy Fund
June 30, 2015 (Unaudited)

Summary of Fair Value Exposure
Share Valuation
The price of the Steben Managed Futures Strategy Fund (the "Fund") shares is based on the Net Asset Value ("NAV") per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange ("NYSE") is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Investment Valuation
The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

  Level 1 - Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

  Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board of Trustees (the "Board"). The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (the "Pricing and Valuation Procedures") approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Pricing and Valuation Procedures, the Board has delegated the day-to-day responsibility for applying and administering these procedures to a valuation committee comprised of employees of Steben & Company, Inc. ("Steben") (the "Valuation Committee") subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Pricing and Valuation Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Steben checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Steben compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Steben documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Pricing and Valuation Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's consolidated investments and swap contracts as of June 30, 2015:
	Level 1	Level 2	Level 3	Total
Long Term Investments
Corporate Bonds	$-	$47,031,934	$-	$47,031,934
U.S. Government Note/Bond	-	1,149,641	-	1,149,641
Total Long Term Investments	$-	$48,181,575	$-	$48,181,575

Short-Term Investments
Commercial Paper	$-	$12,728,160	$-	$12,728,160
Money Market Fund	1,925,813	-	-	1,925,813
U.S. Government Notes/Bonds	-	3,907,829	-	3,907,829
Total Short-Term Investments	$1,925,813	$16,635,989	$-	$18,561,802

Total Investments	$1,925,813	$64,817,564	$-	$66,743,377

Swap Contracts*
Long Total Return Swap Contracts	$-	$(4,324,194)	$-	$(4,324,194)
Total Swap Contracts	$-	$(4,324,194)	$-	$(4,324,194)

*Swap contracts are derivative instruments not reflected in the consolidated schedule of investments, which are presented at the unrealized appreciation/(depreciation) on the instrument.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. For the period ended June 30, 2015, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's consolidated statement of assets and liabilities and statement of operations. The fair value of swap contracts are recorded in the Fund's consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

At June 30, 2015, the Fund held a swap contract which is not subject to a master netting agreement. As the table below illustrates, no positions are netted in these financial statements.

Liabilities:				Gross Amounts not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Swap Contracts	$4,324,194	$-	$4,324,194	$-	$-	$4,324,194
Total	$4,324,194	$-	$4,324,194	$-	$-	$4,324,194

The following table presents the fair value of consolidated open swap contracts for the Fund at June 30, 2015 as presented on the Fund's consolidated statement of assets and liabilities.

	Fair Value
Swap Contracts	Assets	Liabilities	Net Unrealized Gain (Loss) on Open Positions
Long Total Return Swap Contracts: SMFCF	$-	$4,324,194	$(4,324,194)

The following table presents the trading results of the derivative trading and information related to the volume of the Fund for the three months ended June 30, 2015. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

Three Months Ended June 30, 2015
Gain (Loss) from Trading
Net Change in Unrealized
Net Realized
Swap Contracts	$ -	$ (15,809,200)

The average monthly notional amount of the swap contracts during the three months ended June 30, 2015 for the Fund was $99,488,302.

Please refer to the Fund's prospectus for a full listing of risks associated with these investments.

The cost basis of investments for federal income tax purposes at June 30, 2015 was $66,758,133. Net unrealized depreciation of investments for federal income tax purposes was as follows*:

Gross unrealized appreciation	$16,330
Gross unrealized depreciation	(56,101)
Net unrealized depreciation	$(39,771)

*Because tax adjustments are calculated annually, the above amounts do not reflect tax adjustments.  For the previous federal tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Steben Alternative Investment Funds

By (Signature and Title)  /s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date  August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date  August 28, 2015

By (Signature and Title)  /s/ Carl A. Serger
Carl A. Serger, Chief Financial Officer

Date  August 28, 2015